GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Changes in goodwill [abstract]
Disclosure of detailed information about goodwill [Table Text Block]
Cost
Balance at January 1, 2019	$7,130
Additions	—
Impairments	—
Balance at December 31, 2019	$7,130
Additions	—
Impairments	(1,449)
Balance at December 31, 2020	$5,681

Disclosure of detailed information about recoverable amounts for cash-generating units with indefinite life intangible assets and goodwill [Table Text Block]
(In thousands of dollars, except years and percentages)	Carrying value of goodwill	Carrying value of indefinite-life intangible assets	Recoverable amount method	Period used (years)	Terminal growth rate %	Pre-tax discount rate %
Loyalty Currency Retailing	$5,681	$4,505	Value in Use	5	2.0%	17.3%